Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	1.53%	0.92%	0.54%
Tax uncertainties	(11.74%)	2.56%	2.07%
Total income tax rate differential	(10.21%)	3.48%	2.61%